SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Inventory valuation
	(in thousands)
	September 30,	December 31,
	2022	2021

Raw materials	$1,274	$1,255
Work-in-progress	70	69
Finished goods	37	32
Inventory reserve	(785)	(785)

Total inventory	$596	$571

	(in thousands)
	December 31,	December 31,
	2021	2020

Raw materials	$1,255	$1,276
Work-in-progress	69	80
Finished goods	32	7
Inventory reserve	(785)	(758)

Total inventory	$571	$605

Property and equipment
	(in thousands)
	September 30,	December 31,
	2022	2021

Equipment	$1,085	$1,048
Software	653	652
Furniture and fixtures	41	41
Leasehold improvements	12	12
Construction in progress	-	8

Subtotal	1,791	1,761
Less accumulated depreciation	(1,749)	(1,747)
Property, equipment and leasehold improvements, net
	$42	$14

	(in thousands)
	December 31,	December 31,
	2021	2020

Equipment	$1,048	$1,042
Software	652	652
Furniture and fixtures	41	41
Leasehold improvements	12	12
Construction in progress	8	-

Subtotal	1,761	1,747
Less accumulated depreciation	(1,747)	(1,746)
Property, equipment and leasehold improvements, net
	$14	$1

Accrued liabilities
	(in thousands)
	September 30, 2022	December 31, 2021

Compensation	$488	$621
Professional fees	126	98
Stock subscription payable	-	351
Interest	182	261
Vacation	42	39
Preferred dividends	190	349
Other accrued expenses	22	49

Total	$1,050	$1,768

	(in thousands)
	December 31,	December 31,
	2021	2020

Compensation	$621	$1,094
Professional fees	98	83
Interest	261	1,517
Vacation	39	34
Preferred dividends	349	202
Stock subscription payable	351	-
Other accrued expenses	49	65

Total	$1,768	$2,995